Supplemental Financial Statement Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Accrued interest	$ 14,855	$ 39,951	$ 15,275	$ 10,176
Accrued payroll	13,978	17,643	17,485	37,120
Customer deposits and advances	30,226	38,602	28,792	25,412
Derivative Liability, Current	34,907	27,639	31,450	83
Other	54,962	71,194	83,174	50,362
Other current liabilities	$ 148,928	$ 195,029	$ 176,176	$ 123,153